NET LOSS PER SHARE OF COMMON STOCK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss allocable to common shareholders used to compute basic and diluted loss per common share	$ (4,911,374)	$ (7,484,116)
Weighted average shares used to compute basic and dilutive loss per share (post-split)	556,808	381,598